FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Value at risk	$ 3,600,000
Amounts receivable	170,574	$ 68,636
Amounts receivable, related party transactions	$ 119,604	$ 61,104